Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
July 31, 2024
ADIF-NPRT3-0924
1.804845.120
Common Stocks - 97.5%
	Shares	Value ($) (000s)
Australia - 0.8%
Aristocrat Leisure Ltd.	202,251	7,171
CAR Group Ltd.	94,070	2,144
Steadfast Group Ltd.	521,145	2,212
TOTAL AUSTRALIA		11,527
Belgium - 0.7%
UCB SA	58,758	9,834
Canada - 6.7%
Alimentation Couche-Tard, Inc. (multi-vtg.)	256,916	15,838
Cameco Corp.	144,984	6,599
Canadian Natural Resources Ltd.	426,202	15,132
Canadian Pacific Kansas City Ltd.	34,070	2,856
Constellation Software, Inc.	5,148	16,243
Constellation Software, Inc. warrants 3/31/40 (a)(b)	7,474	0
Franco-Nevada Corp.	69,989	9,019
Imperial Oil Ltd.	145,774	10,443
Ivanhoe Mines Ltd. (a)	688,230	8,998
Lumine Group, Inc. (a)	20,819	557
MEG Energy Corp.	203,569	4,218
Thomson Reuters Corp.	41,747	6,766
TOTAL CANADA		96,669
China - 0.9%
Chervon Holdings Ltd.	383,895	879
NXP Semiconductors NV	48,595	12,788
TOTAL CHINA		13,667
Denmark - 3.3%
Novo Nordisk A/S Series B	354,997	47,035
France - 9.1%
Air Liquide SA	75,218	13,724
Airbus Group NV	30,741	4,652
Alten SA	9,460	1,042
AXA SA	310,717	10,909
BNP Paribas SA	69,895	4,789
Capgemini SA	80,321	15,946
Dassault Systemes SA	42,400	1,607
EssilorLuxottica SA	54,385	12,460
Legrand SA	92,741	10,020
LVMH Moet Hennessy Louis Vuitton SE	36,056	25,433
Pernod Ricard SA	30,741	4,125
Safran SA	60,658	13,326
Sartorius Stedim Biotech	14,264	2,855
Thales SA	65,093	10,352
TOTAL FRANCE		131,240
Germany - 7.7%
Allianz SE	67,890	19,122
Deutsche Borse AG	44,268	9,065
DHL Group	149,776	6,681
Hannover Reuck SE	39,636	9,853
Infineon Technologies AG	100,641	3,496
Merck KGaA	66,896	12,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,082	12,367
Rheinmetall AG	904	493
SAP SE	141,274	29,868
Siemens AG	23,280	4,263
Siemens Healthineers AG (c)	74,340	3,993
TOTAL GERMANY		111,205
Hong Kong - 0.7%
AIA Group Ltd.	1,503,582	10,057
India - 2.6%
Axis Bank Ltd.	402,300	5,603
Fairfax India Holdings Corp. (a)(c)	168,624	2,411
HDFC Bank Ltd.	929,200	17,956
Reliance Industries Ltd.	304,275	10,942
TOTAL INDIA		36,912
Indonesia - 0.6%
PT Bank Central Asia Tbk	12,610,169	7,969
Ireland - 0.8%
Kingspan Group PLC (Ireland)	120,111	11,231
Italy - 2.3%
FinecoBank SpA	486,567	8,267
Prysmian SpA	44,400	3,053
Ryanair Holdings PLC sponsored ADR	33,114	3,354
UniCredit SpA	465,536	19,122
TOTAL ITALY		33,796
Japan - 17.4%
BayCurrent Consulting, Inc.	122,759	3,724
Capcom Co. Ltd.	199,750	4,270
Fast Retailing Co. Ltd.	29,216	8,053
Fuji Electric Co. Ltd.	117,050	6,584
FUJIFILM Holdings Corp.	463,314	11,016
Fujitsu Ltd.	311,953	5,665
Hitachi Ltd.	1,725,540	37,283
Hoya Corp.	138,085	17,302
Itochu Corp.	344,915	17,688
Kansai Paint Co. Ltd.	101,200	1,671
Keyence Corp.	29,857	13,055
Komatsu Ltd.	75,900	2,158
Mitsubishi Electric Corp.	434,752	7,244
Mitsubishi Heavy Industries Ltd.	1,323,718	15,866
Mitsui & Co. Ltd.	216,900	5,033
ORIX Corp.	466,371	11,281
Renesas Electronics Corp.	540,544	9,310
Shin-Etsu Chemical Co. Ltd.	566,354	25,163
Sumitomo Mitsui Financial Group, Inc.	129,810	9,374
Suzuki Motor Corp.	457,250	5,255
Tokio Marine Holdings, Inc.	510,771	20,039
Tokyo Electron Ltd.	68,930	14,423
TOTAL JAPAN		251,457
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	101,460	6,214
Luxembourg - 0.1%
CVC Capital Partners PLC (c)	44,400	834
Netherlands - 6.3%
ASML Holding NV (depository receipt)	58,250	54,568
BE Semiconductor Industries NV	47,945	6,183
IMCD NV	54,475	7,841
Wolters Kluwer NV	136,439	22,902
TOTAL NETHERLANDS		91,494
Portugal - 0.3%
Galp Energia SGPS SA	178,029	3,748
Spain - 2.3%
Banco Santander SA (Spain)	2,676,796	12,913
CaixaBank SA	1,891,722	11,033
Industria de Diseno Textil SA	175,270	8,516
TOTAL SPAIN		32,462
Sweden - 3.3%
Atlas Copco AB (A Shares)	586,748	10,443
Autoliv, Inc.	32,648	3,302
Indutrade AB	562,271	16,507
Investor AB (B Shares)	624,891	17,727
Kry International AB (a)(b)(d)	332	8
TOTAL SWEDEN		47,987
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	71,404	10,891
Galderma Group AG	41,737	3,285
Partners Group Holding AG	3,719	5,019
Sika AG	31,753	9,652
UBS Group AG	296,103	8,994
TOTAL SWITZERLAND		37,841
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	187,367	31,065
United Kingdom - 13.6%
3i Group PLC	262,481	10,560
Ashtead Group PLC	45,169	3,253
AstraZeneca PLC (United Kingdom)	197,489	31,375
B&M European Value Retail SA	1,051,780	6,329
BAE Systems PLC	1,181,393	19,703
Big Yellow Group PLC	162,618	2,530
Compass Group PLC	523,958	16,135
Diageo PLC	219,719	6,837
Flutter Entertainment PLC (a)	28,485	5,630
Games Workshop Group PLC	22,628	2,996
InterContinental Hotel Group PLC	101,078	10,183
Lloyds Banking Group PLC	11,199,300	8,556
London Stock Exchange Group PLC	161,755	19,690
RELX PLC (Euronext N.V.)	535,072	25,213
Rolls-Royce Holdings PLC (a)	1,219,838	7,063
RS GROUP PLC	613,992	6,457
Sage Group PLC	614,471	8,579
Starling Bank Ltd. Series D (a)(b)(d)	1,191,700	4,856
TOTAL UNITED KINGDOM		195,945
United States of America - 12.8%
Alcon, Inc. (Switzerland)	94,454	8,972
CRH PLC	171,347	14,609
Experian PLC	154,890	7,312
Ferguson PLC	80,097	17,747
GSK PLC	261,072	5,070
Holcim AG	128,459	12,005
Linde PLC	40,942	18,567
Marsh & McLennan Companies, Inc.	67,377	14,996
Marvell Technology, Inc.	157,654	10,560
MasterCard, Inc. Class A	23,644	10,964
Nestle SA (Reg. S)	95,516	9,675
S&P Global, Inc.	20,255	9,818
Schlumberger Ltd.	62,830	3,034
Schneider Electric SA	63,719	15,359
Shell PLC (London)	613,401	22,367
Smurfit Westrock PLC (e)	78,354	3,476
TOTAL UNITED STATES OF AMERICA		184,531
TOTAL COMMON STOCKS (Cost $860,047)		1,404,720

Convertible Preferred Stocks - 0.5%
	Shares	Value ($) (000s)
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(d)	10,541	1,420
Sweden - 0.0%
Kry International AB Series E (a)(b)(d)	1,920	65
United States of America - 0.4%
Wasabi Holdings, Inc.:
Series C (a)(b)(d)	372,910	5,053
Series D (a)(b)(d)	39,419	650
TOTAL UNITED STATES OF AMERICA		5,703
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,229)		7,188

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	26,809,069	26,814
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	778,419	778
TOTAL MONEY MARKET FUNDS (Cost $27,592)		27,592

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $895,868)	1,439,500
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,112
NET ASSETS - 100.0%	1,441,612

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,238,000 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,052,000 or 0.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739

Kry International AB	5/14/21	144

Kry International AB Series E	5/14/21	878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274

Wasabi Holdings, Inc. Series C	3/31/21	4,052

Wasabi Holdings, Inc. Series D	9/09/22	560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	62,960	143,774	179,920	1,519	-	-	26,814	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,177	107,885	113,284	30	-	-	778	0.0%
Total	69,137	251,659	293,204	1,549	-	-	27,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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